Document and Entity Information	May 11, 2020
Entity Listings [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed to ensure the correct item number tags (Items 5.02 and 5.07) are reflected in the EDGAR system for the submission of the Current Report on Form 8-K filed on May 14, 2020 [(the “Original Report”)]. No substantive changes have been made to the disclosures previously provided.
Document Period End Date	May 11, 2020
Entity Registrant Name	HP INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4423
Entity Tax Identification Number	94-1081436
Entity Address, Address Line One	1501 Page Mill Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	650
Local Phone Number	857-1501
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000047217
Common stock, par value $0.01 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	HPQ
Security Exchange Name	NYSE
Preferred Share Purchase Rights [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NYSE